Income Taxes (Effective Income Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 10, 2013	Dec. 31, 2013	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		35.00%
Income tax benefit at the federal statutory rate			$ 33	$ 3	$ 8	$ 635	$ 212	$ (155)	$ 1,460		$ 923
State income taxes, net of federal income tax effect			(4)	0	0	47	16	(18)	137		80
State law changes, net of federal income tax effect	0		5	0	0	10	0		(5)		(38)
Reduction (increase) in liability for unrecognized tax benefits			0	0	0	2	0	(7)	38		(1)
Tax expense related to equity awards			0	0	0	0	0	0	(15)		(13)
Change in valuation allowance			(82)	0	(4)	(708)	(265)	(1,410)	(1,756)		(1,221)
Other, net			(8)	(4)	(8)	(31)	(1)	(11)	(13)		16
Total income tax expense	$ (1,600)		$ (56)	$ (1)	$ (4)	$ (45)	$ (38)	$ (1,601)	$ (154)	$ (154)	$ (254)
Effective income tax rate			(58.90%)	(12.50%)	(17.40%)	(2.50%)	(6.30%)	361.40%	(3.70%)		(9.60%)